Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Fair Value of The Identifiable Assets Acquired and Liabilities [Abstract]
Cash	¥ 2,035				$ 291
Other current assets	2,213,241				316,539
Plant and equipment	24,148,293		¥ 24,839,545		3,467,291
Current liabilities	(2,215,276)				(316,830)
Gain on acquisition	8,952,752	$ 1,285,465	¥ (901,526)
Total consideration
Business Combination [Member]
Schedule of Fair Value of The Identifiable Assets Acquired and Liabilities [Abstract]
Cash	7,252,052				1,122,073
Other current assets	14,478,000				2,238,141
Plant and equipment	987,482				152,736
Current liabilities	(16,936,210)				(2,619,871)
Net assets of acquirees	5,781,324				893,079
Gain on acquisition	(5,781,318)	$ (893,078)
Total consideration	¥ 6				$ 1